INVESTMENTS	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
NOTE 4 – INVESTMENTS

Artemis Therapeutics, Inc.

As of June 30, 2022, the Company owns 125,916 shares or 2.4% of the outstanding common stock of Artemis Therapeutics, Inc. (“ATMS”). On March 6, 2022, ATMS entered into a Share Exchange Agreement with Manuka Ltd and the shareholders of Manuka Ltd., a company incorporated in Israel engaged in developing and manufacturing skincare products based on Mānuka honey and bee venom. Following those agreements Manuka Ltd. became a wholly owned subsidiary of the ATMS. As the shareholders of Manuka Ltd. received the largest ownership interest in ATMS, Manuka Ltd. was determined to be the “accounting acquirer” in a reverse recapitalization.

The Company suspended its use of the equity method to accounting for this investment in 2007 after its investment balance was reduced to zero.

As of June 30, 2022, and December 31, 2021, the Company’s share of the underlying net assets of ATMS is equal to the Company’s carrying value of its investment in ATMS ($0 and $0 at June 30, 2022 and December 31, 2021). The market value of the Company's investment in ATMS as of June 30, 2022 and December 31, 2021 is $472 and $120, respectively.

The Company evaluated the stock price of ATMS. The share price in the end of June, 2022 was relatively high for few weeks, including June 30, 2022 and then it declined. As ATMS share price is currently low, the number of shares that are being traded is limited, and as ATMS still does not have material revenue or profitable operations, the Company determined that the value of the investment is impaired and accordingly, valued the investment at zero.

Freezone I-SEC Korea Inc.

In April 2018, the Company signed a Joint Venture Agreement with a South Korean Company in order to establish a Joint Venture Company (“JVC”) and to provide aviation security and non-security services in South Korea. Each one of the parties holds 50% (fifty percent) of the JVC’s equity. The Company uses the equity method for this investment. As of June 30, 2022, and December 31, 2021, the Company’s investment is 203,557 KRW and 322,294 KRW, respectively ($155 and $271 as of June 30, 2022 and December 31, 2021, respectively). For the periods ended June 30, 2022 and 2021, the Company recognized a profit (loss) in its consolidated statements of operations of (118,926) KRW, and 3,718 KRW, respectively ($(96) and $3 as of June 30, 2022, and 2021, respectively) from its investment in the JVC.

Mesh Technologies, Inc.

In January 2019, the Company invested an amount of $50 in Mesh Technologies, Inc. (“Mesh”), a company incorporated in the USA. As of June 30, 2022, and December 31, 2021, the investment represented less of 1% of the issued and outstanding share capital of Mesh. Mesh is a technology company providing cross border payments technology by innovating on the existing payment rails of established card networks available in the market. As Mesh is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment. In December 2021, the Company sold approximately 25% of its investment for a total amount of $200 and recognized a gain of $186.

Arrow Ecology & Engineering Overseas (1999)

In December 2019, the Company invested an amount of $1,750 in Arrow Ecology & Engineering Overseas (1999) Ltd (“Arrow”), a limited company incorporated in Israel. Arrow develops and operates a sustainable green process to recycle mixed and sorted municipal solid waste. The Company purchased few types of shares representing 23.3% of Arrow’s equity for an amount of $22 and shareholders loans were purchased for a price of $1,728 ($4,146 stated value less $2,418 allowance for credit losses, which have not changed since the acquisition). The Company uses the equity method for this investment. During the periods ended June 30, 2022 and December 31, 2021, the Company recognized losses from its investment in Arrow in the amount of $0 and $975, respectively.

As of June 30, 2022 and December 31, 2021 the value of the investment in the Company’s books is zero.

The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee was effective immediately as of the date of purchase and terminates after three years. In October 2022, the guarantee was extended for additional three years until January 1, 2026.

Some Directors and managers of Arrow are related parties of the Company.

GreenFox Logistics LLC.

In March 2020, the Company invested an amount of $100 in GreenFox Logistics, LLC. (“GreenFox”), a company incorporated in the USA. The investment was done as SAFE investment (Simple Agreement for Future Equity). GreenFox is an on-demand delivery/moving/transportation company. As GreenFox is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

SardineAI Corp.

In August 2020, the Company invested an amount of $50 in SardineAI Corp (“SardineAI”), a company incorporated in the USA. In return the Company received preferred shares representing less than 1% of SardineAI equity. SardineAI is a Fraud Prevention-as-a- Service (FaaS) platform for Digital businesses to detect frauds and financial crimes. As SardineAI is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

Silver Circle One

In December 2021, and in March, 2022, the Company invested an amount of $18 and $10, respectively, in Silver Circle One, a capital fund which aims to invest in private emerging companies with focus on consumer, commerce and technology companies.

The company committed to invest up to $100 on the pool. As Silver Circle One is a private, closely held fund, there is no active market for this investment. Therefore, the company measures the investment at cost minus impairment.

Justt Fintech Ltd (previously Acrocharge Ltd)

In December 2021, the Company invested an amount of $50 in Justt Fintech Ltd ("Justt"), a company incorporated in Israel. As of June 30, 2022, and December 31, 2021, the investment represented less than 1% of the issued and outstanding share capital of Justt. Justt is a technology company which fully automated chargeback disputes on behalf of online merchants. As Justt is a private, closely held company, there is not active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

Nilus OS Ltd

In March 2022, the Company invested an amount of $25 in Nilus OS Ltd (“Nilus”), a company incorporated in Israel. As of June 30, 2022 the investment represented less than 1% of the issued and outstanding share capital of Nilus. Nilus is a company that automates payment and financial workflows for platforms that involve transfers of money. As Nilus is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.